Description of the business and summary of significant accounting policies - Impact of new International Financial Reporting Standards (Details)
$ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 MXN ($) $ / shares	Dec. 31, 2018 MXN ($) $ / shares	Dec. 31, 2017 MXN ($) $ / shares	Dec. 31, 2019 MXN ($)	Dec. 31, 2016 MXN ($)
Impact of adoption on the consolidated statements of financial position
Unearned transportation revenue	$ 195,271		$ 2,438,516	$ 2,293,309	$ 3,679,926
Retained earnings (losses)	23,264		(2,200,651)	(1,257,769)	438,412
Impact of adoption on the consolidated statements of operations
Fare revenues	1,227,368	$ 23,129,991	18,487,858	17,791,317
Other passenger revenues	560,844	10,569,208	7,892,497	6,098,504
Passenger revenues	1,788,212	33,699,199	26,380,355	23,889,821
Other non-passenger revenues (Note 1d)	47,629	897,586	697,357	727,392
Cargo	12,143	228,836	227,438	170,973
Operating revenues	1,844,113	34,752,672	27,305,150	24,788,186
Operating income (loss)	231,115	4,355,423	534,797	1,242,704
Net income (loss)	$ 140,039	$ 2,639,063	$ (942,882)	$ 278,671
Earnings (loss) per share basic: | (per share)	$ 0.138	$ 2.608	$ (0.932)	$ 0.275
Non-current assets:
Right-of-use assets	$ 1,811,006		$ 31,882,053	$ 24,893,882	34,128,766	$ 23,500,081
Deferred income tax			14,285,711	11,351,888	14,511,827
Short-term liabilities:
Lease liabilities			39,565,146	32,523,704	40,517,045	32,711,793
Lease liabilities	250,488		4,976,454	4,213,417	4,720,505
Other liabilities	(21,608)		(25,835)	(202,250)	(407,190)
Long-term liabilities:
Lease liabilities	1,899,504		34,588,692	28,310,287	35,796,540
Other liabilities	77,982		1,820,194	1,454,790	1,469,595
Equity:
Retained earnings (losses)	23,264		(2,200,651)	(1,257,769)	$ 438,412
Impact on the statement of operations
Depreciation expense	249,558	$ 4,702,971	4,043,691	3,437,903
Operating income	231,115	4,355,423	534,797	1,242,704
Finance cost	120,446	2,269,829	1,876,312	1,515,281
Foreign exchange (gain) loss	(76,439)	(1,440,501)	103,790	(683,039)
Income tax expense (benefit)	(58,096)	(1,094,831)	349,820	(237,586)
Net (income) loss	(140,039)	(2,639,063)	942,882	(278,671)
Impact on the statement of cash flows
Lease payments		(6,499,802)	(5,710,907)	(5,032,898)
Net cash flows from operating activities	504,618	9,509,643	6,276,707	6,018,767
Payment of principal portion of lease liabilities	344,905	6,499,802	5,710,907	5,032,898
Net cash flows from financing activities	$ (277,993)	$ (5,238,840)	(5,946,059)	(3,634,598)
Impact of IFRS 16 adoption
Impact of adoption on the consolidated statements of financial position
Retained earnings (losses)			(6,625,386)	(6,419,554)		(7,365,758)
Impact of adoption on the consolidated statements of operations
Operating income (loss)			(1,499,964)	(1,369,475)
Net income (loss)			(199,113)	1,011,921
Non-current assets:
Right-of-use assets			31,882,053	24,893,882		23,500,081
Deferred income tax			2,725,037	2,636,821		3,042,344
Prepaid expenses			(266,959)	(266,959)		(266,959)
Short-term liabilities:
Lease liabilities			4,976,454	4,213,417		4,237,065
Other liabilities			(91,889)	(78,494)		(68,548)
Long-term liabilities:
Lease liabilities			34,588,692	28,310,287		28,474,728
Other liabilities			1,492,260	1,238,088		997,979
Equity:
Retained earnings (losses)			(6,625,386)	(6,419,554)		$ (7,365,758)
Impact on the statement of operations
Depreciation expense			4,043,691	3,437,903
Lease benefit			(5,543,655)	(4,807,378)
Operating income			(1,499,964)	(1,369,475)
Finance cost			1,755,978	1,428,924
Foreign exchange (gain) loss			31,315	(1,476,893)
Income tax expense (benefit)			(88,216)	405,523
Net (income) loss			199,113	(1,011,921)
Impact on the statement of cash flows
Lease payments			(5,710,907)	(5,032,898)
Net cash flows from operating activities			5,710,907	5,032,898
Payment of principal portion of lease liabilities			5,710,907	5,032,898
Net cash flows from financing activities			(5,710,907)	(5,032,898)
As previously reported
Impact of adoption on the consolidated statements of operations
Net income (loss)			(682,500)	(594,599)
Impact on the statement of operations
Net (income) loss			$ 682,500	$ 594,599